S000054634 [Member] Performance Management - NexPoint Merger Arbitrage Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Z Shares for each full calendar year and by showing how the Fund’s average annual returns compare to those of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented, without which returns would have been lower. Both the chart and the table assume the reinvestment of dividends and distributions.
The Fund is the successor to an unregistered private fund (the “Predecessor Fund”).
On May 12, 2016, the Fund acquired the assets of the Predecessor Fund. For periods prior to May 12, 2016, the performance provided in the bar chart and Average Annual Total Returns table below is that of the Predecessor Fund, adjusted to reflect the higher fees and expenses of Class Z shares of the Fund.
The investment policies, objectives, guidelines and restrictions of the Fund are substantially similar to those of the Predecessor Fund. In addition, the Predecessor Fund’s investment adviser is an affiliate of the current investment adviser of the Fund. As a mutual fund registered under the 1940 Act, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) to which the Predecessor Fund was not subject. Had the Predecessor Fund been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance could have been adversely affected, but these restrictions are not expected to have a material effect on the Fund’s investment program. The Predecessor Fund was an unregistered Delaware limited partnership and did not qualify as a regulated investment company for federal income tax purposes.
Effective August 19, 2016, the Fund registered as an open‑end investment company under the 1940 Act. For periods prior to August 19, 2016, the performance provided in the Average Annual Total Returns table for Class A and Class C shares is the performance of Class Z shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b‑1 fees) applicable to Class A and Class C shares. Class A and Class C Shares would have substantially similar returns as Class Z because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated information on the Fund’s performance can be obtained by visiting https://www.nexpoint.com/nexpoint-merger-arbitrage-fund/ or by calling 1‑877‑665‑1287.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Z Shares for each full calendar year and by showing how the Fund’s average annual returns compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]	The bar chart shows the performance of the Fund’s Class Z shares as of December 31.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
The highest calendar quarter total return for Class Z Shares of the Fund was 4.80% for the quarter ended June 30, 2017 and the lowest calendar quarter total return was ‑1.08% for the quarter ended March 31, 2018. The Fund’s year‑to‑date total return for Class Z Shares through September 30, 2025 was 4.81%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Narrative
After‑tax returns in the table above are shown for Class Z Shares only and after‑tax returns for other share classes will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. For example, after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In some cases, average annual return after taxes on distributions and sale of fund shares may be higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. For example, after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, average annual return after taxes on distributions and sale of fund shares may be higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns in the table above are shown for Class Z Shares only and after‑tax returns for other share classes will vary.
Performance Availability Website Address [Text]	https://www.nexpoint.com/nexpoint-merger-arbitrage-fund/
Performance Availability Phone [Text]	1‑877‑665‑1287
Class Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date total return
Bar Chart, Year to Date Return	4.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest calendar quarter total return
Highest Quarterly Return	4.80%
Highest Quarterly Return, Date	Jun. 30, 2017
Lowest Quarterly Return, Label [Optional Text]	lowest calendar quarter total return
Lowest Quarterly Return	(1.08%)
Lowest Quarterly Return, Date	Mar. 31, 2018